PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Sep. 30, 2012
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

Note 8—Property, plant and equipment

Significant components of property, plant and equipment are as follows (in thousands):

	September 30,
	2012	2011	2010	2009

Land and land improvements	$16,045	$15,963	$15,821	$15,292
Buildings and improvements	44,376	43,416	42,754	42,661
Machinery and other equipment	94,113	84,953	82,129	80,018
Leasehold improvements	8,688	5,707	4,829	4,685
Accumulated depreciation and amortization	(107,895)	(101,572)	(98,064)	(93,761)

	$55,327	$48,467	$47,469	$48,895

Our provisions for depreciation of plant and equipment and amortization of leasehold improvements amounted to $8.0 million, $7.7 million, $7.6 million and $9.2 million in 2012, 2011, 2010 and 2009, respectively. Generally, we use straight-line methods for real property over estimated useful lives ranging from 15 to 39 years or the term of the underlying lease for leasehold improvements. We use accelerated methods (declining balance and sum-of-the-years-digits) for machinery and equipment over estimated useful lives ranging from 5 to 10 years.